Financial Assets at Fair Value - Summary of Financial Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	$ 129,319	$ 104,387
Argentina Treasury Bonds | TV24
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Apr-24
Interest rate	0.40%
Linked with	Dollar linked
Financial assets at fair value through profit or loss		94,667
Argentina Treasury Bonds | TDG24
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Aug-24
Interest rate	3.25%
Linked with	U.S. Dollar/CER index*
Financial assets at fair value through profit or loss		8,059
Argentina Treasury Bonds | TDG24 | US Dollar
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Interest rate	0.00%
Argentina Treasury Bonds | TDE25
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Jan-25
Interest rate	3.25%
Linked with	U.S. Dollar/CER index*
Financial assets at fair value through profit or loss	$ 2,149	$ 1,661
Argentina Treasury Bonds | TDE25 | US Dollar
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Interest rate	0.00%
Argentina Treasury Bonds | TV25
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Mar-25
Interest rate	0.50%
Linked with	Dollar linked
Financial assets at fair value through profit or loss	$ 9,130
Argentina Treasury Bonds | TZV25
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Jun-25
Linked with	Dollar linked
Financial assets at fair value through profit or loss	$ 61,136
Argentina Treasury Notes | S31E5
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Jan-25
Interest rate	5.50%
Financial assets at fair value through profit or loss	$ 29,918
Argentina Treasury Notes | S29G5
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Aug-25
Interest rate	3.88%
Financial assets at fair value through profit or loss	$ 5,875
Argentina Treasury Notes | S30J5
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Jun-25
Interest rate	3.90%
Financial assets at fair value through profit or loss	$ 5,676
Argentina Treasury Notes | S31L5
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Jul-25
Interest rate	3.98%
Financial assets at fair value through profit or loss	$ 583
Other Money Market Funds | LFT
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Jan-25
Interest rate	0.08%
Financial assets at fair value through profit or loss	$ 14,852